Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Summary of Estimated Useful Lives of Related Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, at the following annual rates:

%
Computers and software	33
Office furniture and equipment	7-15 (mainly 15)
Electronic equipment	15
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

Summary of Contract Liabilities
Contract liabilities consisted of the following as of December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021
		(Unaudited)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$1,803
Customer Advance Payment	665	—

Total	1,661	1,803

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$5,276

Contract liabilities consisted of the following as of December 31, 2020 and December 31, 2019:

	December 31,
	2020	2019
	(in thousands)
Contract Liabilities, Current
Deferred Revenue, Current	$996	$291
Customer Advance Payment	665	172

Total	$1,661	$463

Contract Liabilities, Long-Term
Deferred Revenue, Long-Term	3,473	3,473

Total Contract Liabilities	$5,134	$3,936

Summary of Changes in Warranty Provision
Changes in the warranty provision, presented in other accrued expenses, was as follow:

	Year Ended December, 31 2020	Six months Ended June 30, 2021

		(Unaudited)
Balance at beginning of the period	$61	$27
Warranty Provision	198	190
Warranty Claims Settled	(232)	(56)

Balance at end of the period	$27	$161

Changes in the warranty provision, presented in other accrued expenses, was as follow:

	Year ended December 31,
	2020	2019
Balance at beginning of the year	$61	$	*	)
Warranty Provision	198		118
Warranty Claims Settled	(232)		(57)

Balance at end of the year	$27		$61

*)	Represents amount lower than $1.